April 7, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:	BMO Funds, Inc. (the “Company”)
Registration Nos.: 033-48907; 811-58433

Ladies and Gentlemen:

Transmitted herewith via EDGAR on behalf of the Company, please find the Company’s Registration Statement on Form N-14 relating to the reorganization of the BMO TCH Intermediate Income Fund into the BMO Mortgage Income Fund (to be renamed the “BMO Strategic Income Fund”), each a series of the Company.

If you have any questions concerning this filing, please do not hesitate to contact me at (608) 284-2226.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Pamela M. Krill

Pamela M. Krill

cc:	Working Group